Note 4 - Inventories: Schedule of Inventory, Current (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Inventory, Raw Materials	$ 2,288
Inventory, Finished Goods	2,623
Inventory Valuation Reserves	(2,275)	(1,000)
Inventory, Net, Total	$ 2,636	$ 4,629